CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 50,904	317,137	392,535	592,706
Accounts receivable (net of allowance for doubtful accounts of RMB 2,809 and RMB 25,545 (US$4,100) as of December 31, 2011 and 2012, respectively)	36,949	230,199	156,215
Prepaid expenses and other current assets	5,014	31,240	23,412
Deferred tax assets	2,187	13,626	5,845	4,319
Amounts due from a related party	1,387	8,640
Total current assets	96,441	600,842	578,007
Non-current assets:
Property and equipment, net	28,770	179,239	154,903
Intangible assets, net	541	3,368
Long term investments	2,429	15,136	9,136
Available-for-sale investments	13,209	82,292	99,280
Deferred tax assets	990	6,166	2,750	2,368
Long-term deposits	2,223	13,847	2,932
Total non-current assets	48,162	300,048	269,001
TOTAL ASSETS	144,603	900,890	847,008
Current liabilities:
Accounts payable (including accounts payable of the VIEs without recourse to ChinaCache International Holdings Ltd. (the "Company") of RMB56,531 and RMB103,261 (US$16,574) as of December 31, 2011 and 2012, respectively)	17,078	106,399	59,618
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to the Company of RMB23,108 and RMB26,441 (US$4,244) as of December 31, 2011 and 2012, respectively)	5,792	36,084	30,478
Accrued expenses and other payables (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB44,409 and RMB48,776 (US$7,829) as of December 31, 2011 and 2012, respectively)	9,273	57,773	61,565
Income tax payable (including income taxes payable of the VIEs without recourse to the Company of RMB13,760 and RMB15,200 (US$2,440) as of December 31, 2011 and 2012, respectively)	3,617	22,537	16,150
Liabilities for uncertain tax positions (including liabilities for uncertain tax positions of the VIEs without recourse to the Company of RMB2,419 and RMB4,050 (US$650) as of December 31, 2011 and 2012, respectively)	1,892	11,786	6,193
Dividend payable (including dividend payable of the VIEs without recourse to the Company of RMB130 and nil as of December 31, 2011 and 2012, respectively)			130
Amounts due to related parties (including amount due to related parties of the VIEs without recourse to the Company of nil and RMB 1,044 (US$ 168) as of December 31, 2011 and 2012, respectively)	171	1,062	18
Current portion of capital lease obligations (including current portion of capital lease obligations of the VIEs without recourse to the Company of RMB5,347 and nil as of December 31, 2011 and 2012, respectively)			5,347
Total current liabilities	37,823	235,641	179,499
Non-current liabilities:
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of nil and RMB3,360 (US$539) as of December 31, 2011 and 2012, respectively)	539	3,360
Total non-current liabilities	539	3,360
Total liabilities	38,362	239,001	179,499
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 379,581,708 and 374,464,476 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	44	275	274
Additional paid-in capital	195,855	1,220,198	1,200,757
Treasury stock	(11,732)	(73,101)	(63,631)
Statutory reserves	213	1,326	1,326
Accumulated deficit	(78,656)	(490,032)	(473,041)
Accumulated other comprehensive income	517	3,223	1,824
Total shareholders' equity	106,241	661,889	667,509	678,839
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 144,603	900,890	847,008